Employee Benefit Plans (Schedule of Accumulated Plan Benefit Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Benefit Obligation:
Obligation at Beginning of Year	$ 734	$ 712
Interest Cost	27	32	34
Benefits Paid	(33)	(33)
Actuarial (Gain) Loss	109	23
Obligation at End of Year	837	734	712
Changes in Plan Assets:
Fair Value at Beginning of Year	353	319
Actual Return on Plan Assets	1	1
Employer Contributions	78	66
Benefits Paid	(33)	(33)
Fair Value at End of Year	399	353	319
Funded Status at End of Year	(438)	(381)
Net Loss (Gain)	360	280
Prior Service Cost	13	14
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax, Total	$ 373	$ 294